Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,586	$ 4,159
Web hosting fees	1,177	1,057
Third party service fees	2,123	1,173
Other	168	163
Cost of revenue	$ 8,054	$ 6,552